Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The Company's financial instruments bearing interest at variable rates are as follows:

As at	March 31,
	2024	2023
	$	$
Credit Facility (note 11)	81,073	82,512
Secured loans (note 11)	8,537	13,192
	89,610	95,704

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities
The following table summarizes the carrying amounts and the contractual maturities of both the interest and principal portions of significant financial liabilities.

As at	March 31, 2024
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	41,751	41,751	41,751	—	—	—
Contingent consideration	4,082	4,358	—	4,358	—	—
Credit Facility	81,073	93,444	6,065	6,306	81,073	—
Secured loans	8,537	8,580	8,580	—	—	—
Subordinated unsecured loans	20,000	23,871	1,310	1,608	20,953	—
Balance of purchase price payable	8,172	8,436	4,218	4,218	—	—
Lease liabilities	11,520	12,615	4,559	2,750	3,981	1,325
	175,135	193,055	66,483	19,240	106,007	1,325

As at	March 31, 2023
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Trade payable	53,145	53,145	53,145	—	—	—
Contingent consideration	9,157	9,565	—	8,826	739	—
Credit Facility	82,512	88,436	5,924	82,512	—	—
Secured loans	13,192	14,226	9,398	4,828	—	—
Subordinated unsecured loans	20,000	23,275	1,310	1,310	20,655	—
Balance of purchase price payable	11,993	12,642	4,214	4,214	4,214	—
Lease liabilities	18,516	20,499	4,545	5,219	7,197	3,538
	208,515	221,788	78,536	106,909	32,805	3,538

Disclosure of credit risk
The following table provides information about the exposure to credit risk for trade accounts receivable:

As at	March 31,
	2024	2023
	$	$
Current	65,907	65,682
0-30 days	26,726	19,544
31-60 days	979	1,690
61-90 days	2,191	852
Over 90 days	2,543	2,239
	98,346	90,007

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Company’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2024	2023
	$	$
Cash	16	3,662
Accounts receivable and other receivables	901	325
Accounts payable and accrued liabilities	(1,865)	(1,449)
Contingent consideration	(4,082)	(2,120)
Intercompany receivable net of Credit Facility (Credit Facility net of intercompany receivable)	6,252	(759)
Balance of purchase price payable	(1,721)	(2,525)
Net statement of financial position exposure	(499)	(2,866)

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Company’s foreign currency financial instruments held at each reporting date.

			Profit or loss
Effect in Canadian dollars			Strengthening	Weakening
As at March 31, 2024
USD	5%	Movement	(18)	18
As at March 31, 2023
USD	13%	Movement	(278)	278

Financing Liabilities, Carrying Amount
The following table summarizes their carrying amounts:

As at	March 31,
	2024	2023
	$	$
Credit Facility	81,073	82,512
Secured loans	8,537	13,192
Subordinated unsecured loans	20,000	20,000
Balance of purchase price payable	8,172	11,993
	117,782	127,697